Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,662,859	$ 1,575,875
Less: allowance for depreciation and amortization	843,648	795,569
Property, plant and equipment, net	819,211	780,306
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	88,638	85,007
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	459,542	445,017
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,114,679	$ 1,045,851